Non-controlling Interests	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
Non-controlling Interests

Note 19 – Non-controlling Interests

A reconciliation of non-controlling interest as of December 31, 2024 and 2023 is as follows:

	December 31,	December 31,
	2025	2024
Beginning balance	$(3,031,675)	$(2,712,752)
Proportionate shares of net loss(income)	(18,416)	(323,515)
Disposal discontinued operations	3,050,603	-
Foreign currency translation adjustment	(512)	4,592
Total	$-	$(3,031,675)

As of December 31, 2024, the non-controlling interests balance represents the non-controlling shareholder’s 30% equity interest in Shangchi Automobile Co., Ltd. and its subsidiary Shenzhen Yimao New Energy Sales Co., Ltd, which were disposed for the year ended December 31, 2025 (Note 4).